Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income from Continuing Operations before Income Taxes and Interest in Earnings of Associates [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	$ 20	$ 0	$ 0
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
Income before income taxes and interest in earnings of associates	340	518	499
Current income taxes:
US federal tax	14	(16)	7
US state and local taxes	1	7	3
UK corporation tax	0	29	28
Other jurisdictions	51	73	45
Total current taxes	66	93	83
Deferred taxes:
US federal tax	(22)	30	10
US state and local taxes	(3)	10	1
Effect of additional US valuation allowance	(91)	5	2
UK corporation tax	14	24	17
Other jurisdictions	3	(3)	9
Total deferred taxes	(99)	66	39
Total income tax	(33)	159	122
Ireland
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
Income before income taxes and interest in earnings of associates	(61)	(65)	(52)
United States
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
Income before income taxes and interest in earnings of associates	(67)	92	(11)
United Kingdom
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
Income before income taxes and interest in earnings of associates	65	154	282
Other jurisdictions
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
Income before income taxes and interest in earnings of associates	$ 403	$ 337	$ 280